Tangible Assets And Assets Under Construction	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Tangible Assets And Assets Under Construction

NOTE 10: TANGIBLE ASSETS AND ASSETS UNDER CONSTRUCTION

Tangible assets

Tangible assets consist of the following:

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$521,375	$(198,508)	$322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	—	(308)
Balance December 31, 2020	$522,998	$(216,983)	$306,015
Additions	2,445	(20,315)	(17,870)
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	51,461	—	51,461
Balance December 31, 2021	$552,135	$(231,925)	$320,210
Additions	6,130	(20,998)	(14,868)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Balance December 31, 2022	$541,159	$(240,466)	$300,693

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$51,185	$(40,055)	$11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	$55,481	$(44,014)	$11,467
Additions	6,774	(4,122)	2,652
Balance December 31, 2021	$62,255	$(48,136)	$14,119
Additions	5,943	(4,356)	1,587
Impairment loss	(1,515)	783	(732)
Balance December 31, 2022	$66,683	$(51,709)	$14,974

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$224,772	$(34,184)	$190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	$225,554	$(41,023)	$184,531
Additions	1,510	(7,274)	(5,764)
Disposal	(130)	169	39
Transfers from assets under construction	3,803	—	3,803
Balance December 31, 2021	$230,737	$(48,128)	$182,609
Additions	604	(7,339)	(6,735)
Balance December 31, 2022	$231,341	$(55,467)	$175,874

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$29,190	$(12,777)	$16,413
Additions	—	(301)	(301)
Balance December 31, 2020	$29,190	$(13,078)	$16,112
Additions	10	(355)	(345)
Transfers from assets under construction	1,843	—	1,843
Balance December 31, 2021	$31,043	$(13,433)	$17,610
Additions	188	(396)	(208)
Balance December 31, 2022	$31,231	$(13,829)	$17,402

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$7,830	$(4,960)	$2,870
Additions	488	(672)	(184)
Balance December 31, 2020	$8,318	$(5,632)	$2,686
Additions	385	(491)	(106)
Balance December 31, 2021	$8,703	$(6,123)	$2,580
Additions	22	(207)	(185)
Disposals	(52)	—	(52)
Balance December 31, 2022	$8,673	$(6,330)	$2,343

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$834,352	$(290,484)	$543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	$841,541	$(320,730)	$520,811
Additions	11,124	(32,557)	(21,433)
Disposal	(130)	169	39
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	57,107	—	57,107
Balance December 31, 2021	$884,873	$(347,745)	$537,128
Additions	12,887	(33,296)	(20,409)
Impairment loss	(16,435)	13,240	(3,195)
Sale of vessel	(2,186)	—	(2,186)
Disposals	(52)	—	(52)
Balance December 31, 2022	$879,087	$(367,801)	$511,286

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2022, 2021 and 2020, the net book value of such assets was $111,797, $118,438, $101,145, respectively.

In October 2022, the Company completed the sale to an unrelated third party of the Malva H. The impairment loss amounted to $778 and is included in the consolidated statements of (loss)/profit under the caption “Cost of sales.”

As of December 31, 2022, the Company recorded an impairment loss of $2,417 for certain barges, representing the difference between the fair value and the carrying value together with the carrying value of deferred drydock and special survey costs, if any, related to these barges, which is included in the consolidated statements of (loss)/profit under the caption “Cost of sales.”

As of December 31, 2021, after considering certain impairment indicators that affected the way the tanker vessels Malva H and Sara H are expected to be used, the Company performed an impairment assessment in accordance with its accounting policy (Note 2). The estimated recoverable amounts were lower than the respective carrying amounts of each vessel and, consequently, an aggregate impairment loss of $19,396 was recognized in the consolidated statement of (loss)/profit for the year ended December 31, 2021, as illustrated below:

	As of and for the year ended December 31, 2021
Vessel	Initial carrying amount	Impairment loss	Net book value (fair value)
Malva H	$9,036	$(5,786)	$3,250
Sara H	$17,860	$(13,610)	$4,250

No impairment loss was recognized during the year ended December 31, 2020.

Since 2018, Navios Logistics has acquired approximately 9.0 hectares of undeveloped land located in Port Murtinho, Brazil, for a total cost of $1,580. Navios Logistics plans to develop this land for its port operations.

Assets under construction

As of December 31, 2022, Navios Logistics has paid $1,907 for the construction of a new stockpile in its Iron Ore Port Terminal, which is included under the caption “Assets under construction” in its consolidated statement of financial position.

As of December 31, 2022 and 2021, Navios Logistics has paid $807 and $713, respectively, for capitalized expenses for the development of its port operations in the Port Murtinho region of Brazil, which is included under the caption “Assets under construction” in its consolidated statement of financial position.

As of December 31, 2022, Navios Logistics has paid $597 for the construction of a crane in the Iron Ore Port Terminal, which is included under the caption “Assets under construction” in its consolidated statement of financial position.

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges. As of December 31, 2021, a total of $19,501 was transferred to “Tangible assets” in its consolidated statement of financial position of which capitalized interest amounted to $1,062.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in the Liquid Port Terminal. As of December 31, 2021, a total of $1,843 was transferred to “Tangible assets” in its consolidated statement of financial position.

On March 22, 2021, Navios Logistics completed the acquisition of a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “2020 Fleet”), for a purchase price of $30,000. As of December 31, 2021, a total of $31,960 was transferred to “Tangible assets” in its consolidated statement of financial position.

During the second quarter of 2021, Navios Logistics completed the installation of a crane in the Grain Port Terminal. As of December 31, 2021, a total of $3,803 was transferred to “Tangible assets” in its consolidated statement of financial position.